Composition of Loan Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Composition of Loan Portfolio [Line Items]
Total loans	$ 697,993	$ 657,197		$ 684,668
Total loans Percent	100.00%	100.00%		100.00%
Less allowance for loan losses	(14,618)	(14,767)	(17,833)	(20,338)	(24,102)
Loans, net	683,375	642,430		664,330
Commercial, industrial and agricultural
Composition of Loan Portfolio [Line Items]
Total loans	56,991	53,673		51,881
Total loans Percent	8.16%	8.17%		7.58%
Less allowance for loan losses	(1,196)	(1,787)	(2,368)	(2,340)	(4,389)
Real Estate - One to Four Family Residential
Composition of Loan Portfolio [Line Items]
Total loans	338,377	318,311		338,700
Total loans Percent	48.48%	48.44%		49.47%
Less allowance for loan losses	(4,423)	(4,501)	(3,931)	(3,596)	(3,134)
Real Estate - One to Four Family Residential | Closed End First And Seconds
Composition of Loan Portfolio [Line Items]
Total loans	240,805	218,472		239,002
Total loans Percent	34.50%	33.25%		34.91%
Less allowance for loan losses	(2,578)	(2,859)	(3,163)	(2,876)	(2,856)
Real Estate - One to Four Family Residential | Home Equity Line of Credit
Composition of Loan Portfolio [Line Items]
Total loans	97,572	99,839		99,698
Total loans Percent	13.98%	15.19%		14.56%
Less allowance for loan losses	(1,845)	(1,642)	(768)	(720)	(278)
Real estate - multifamily residential
Composition of Loan Portfolio [Line Items]
Total loans	19,932	18,077		15,801
Total loans Percent	2.86%	2.75%		2.31%
Less allowance for loan losses	(108)	(79)	(60)	(62)	(29)
Real Estate - Construction
Composition of Loan Portfolio [Line Items]
Total loans	41,995	37,859		54,787
Total loans Percent	6.02%	5.76%		8.00%
Less allowance for loan losses	(2,793)	(2,353)	(2,613)	(4,316)	(7,243)
Real Estate - Construction | One To Four Family Residential
Composition of Loan Portfolio [Line Items]
Total loans	17,168	16,169		20,232
Total loans Percent	2.46%	2.46%		2.96%
Less allowance for loan losses	(301)	(364)	(293)	(419)	(382)
Real Estate - Construction | Other construction, land development and other land
Composition of Loan Portfolio [Line Items]
Total loans	24,827	21,690		34,555
Total loans Percent	3.56%	3.30%		5.04%
Less allowance for loan losses	(2,492)	(1,989)	(2,320)	(3,897)	(6,861)
Real estate - farmland
Composition of Loan Portfolio [Line Items]
Total loans	7,207	8,172		8,558
Total loans Percent	1.03%	1.24%		1.25%
Less allowance for loan losses	(127)	(116)	(30)	(41)	(15)
Real Estate - Non-farm, Non-residential
Composition of Loan Portfolio [Line Items]
Total loans	204,126	201,400		191,565
Total loans Percent	29.24%	30.65%		27.98%
Less allowance for loan losses	(4,747)	(5,006)	(7,998)	(9,185)	(8,003)
Real Estate - Non-farm, Non-residential | Owner Occupied
Composition of Loan Portfolio [Line Items]
Total loans	128,322	126,569		119,824
Total loans Percent	18.38%	19.26%		17.50%
Less allowance for loan losses	(2,119)	(3,236)	(5,205)	(5,092)	(4,831)
Real Estate - Non-farm, Non-residential | Non-owner Occupied
Composition of Loan Portfolio [Line Items]
Total loans	75,804	74,831		71,741
Total loans Percent	10.86%	11.39%		10.48%
Less allowance for loan losses	(2,628)	(1,770)	(2,793)	(4,093)	(3,172)
Consumer Loan
Composition of Loan Portfolio [Line Items]
Total loans	15,125	16,782		20,173
Total loans Percent	2.17%	2.55%		2.94%
Other
Composition of Loan Portfolio [Line Items]
Total loans	14,240	2,923		3,203
Total loans Percent	2.04%	0.44%		0.47%
Less allowance for loan losses	$ (869)	$ (538)	$ (589)	$ (583)	$ (513)